Business Acquisition and Unaudited Pro Forma Information (Detail) - Schedule of purchase price allocation (USD $)	Dec. 31, 2011	Aug. 31, 2011
Cash	$ 141,231	$ 141,231
Accounts receivable	986,145	986,145
Inventory	786,776	786,776
Property and equipment	164,913	164,913
Customer relationship	50,000	50,000
Goodwill	218,606	218,606
Accounts payable	(1,742,540)	1,742,540
Other payable and accrued expenses	(138,131)	138,131
Deferred tax liability	(17,000)	17,000
Purchase price	$ 450,000	$ 450,000